Risk and Capital Management - Credit Risk Exposure (Detail) R$ in Millions, $ in Millions	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 BRL (R$)
Disclosure of credit risk exposure [line items]
Financial Assets	R$ 1,761,263		R$ 1,410,233
At Amortized Cost	1,275,799		1,101,892
Interbank deposits	55,685		34,583
Securities purchased under agreements to resell	239,943		198,428
Securities	129,804		133,119
Loan operations and lease operations	714,104		585,791
Other financial assets	93,255		94,752
(-) Provision for Expected Loss	(47,051)		(36,029)
At Fair Value Through Other Comprehensive Income	109,942		76,660
Securities	109,942		76,660
At Fair Value Through Profit or Loss	465,581		322,929
Securities	389,071		281,075
Derivatives	76,504		41,854
Other financial assets | $		$ 6
Financial liabilities - provision for expected loss	4,392		4,140
Loan Commitments	3,485		3,303
Financial Guarantees	907		837
Off balance sheet	431,315		387,155
Credit risk exposure	2,188,186		1,793,248
Financial Guarantees Provided [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	68,933		66,720
Letters Of Credit To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	41,477		15,013
Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	320,905		305,422
Mortgage loans [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	6,357		5,536
Overdraft Accounts [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	126,302		124,449
Credit Cards [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	148,245		140,837
Other Pre Approved Limits [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	40,001		34,600
Brazil [Member]
Disclosure of credit risk exposure [line items]
Financial Assets	1,294,428		1,073,430
At Amortized Cost	861,485		755,773
Interbank deposits	17,775		10,620
Securities purchased under agreements to resell	237,528		197,157
Securities	103,146		114,046
Loan operations and lease operations	468,461		386,206
Other financial assets	67,425		75,968
(-) Provision for Expected Loss	(32,850)		(28,224)
At Fair Value Through Other Comprehensive Income	48,992		35,990
Securities	48,992		35,990
At Fair Value Through Profit or Loss	383,951		281,667
Securities	365,718		271,470
Derivatives	18,227		10,197
Other financial assets | $		$ 6
Financial liabilities - provision for expected loss	3,655		3,581
Loan Commitments	3,135		2,909
Financial Guarantees	520		672
Off balance sheet	372,542		338,262
Credit risk exposure	1,663,315		1,408,111
Brazil [Member] | Financial Guarantees Provided [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	51,830		52,663
Brazil [Member] | Letters Of Credit To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	41,477		15,013
Brazil [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	279,235		270,586
Brazil [Member] | Mortgage loans [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	6,357		5,536
Brazil [Member] | Overdraft Accounts [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	126,302		124,449
Brazil [Member] | Credit Cards [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	144,386		138,014
Brazil [Member] | Other Pre Approved Limits [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	2,190		2,587
Foreign [member]
Disclosure of credit risk exposure [line items]
Financial Assets	466,835		336,803
At Amortized Cost	324,255		254,871
Interbank deposits	37,910		23,963
Securities purchased under agreements to resell	2,415		1,271
Securities	26,658		19,073
Loan operations and lease operations	245,643		199,585
Other financial assets	25,830		18,784
(-) Provision for Expected Loss	(14,201)		(7,805)
At Fair Value Through Other Comprehensive Income	60,950		40,670
Securities	60,950		40,670
At Fair Value Through Profit or Loss	81,630		41,262
Securities	23,353		9,605
Derivatives	58,277		31,657
Financial liabilities - provision for expected loss	737		559
Loan Commitments	350		394
Financial Guarantees	387		165
Off balance sheet	58,773		48,893
Credit risk exposure	524,871		385,137
Foreign [member] | Financial Guarantees Provided [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	17,103		14,057
Foreign [member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	41,670		34,836
Foreign [member] | Credit Cards [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	3,859		2,823
Foreign [member] | Other Pre Approved Limits [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	R$ 37,811		R$ 32,013